Fees Summary	Sep. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,140,350
Previously Paid Amount	0
Total Fee Amount	1,093.18
Total Offset Amount	0
Net Fee	$ 1,093.18